Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Notes payable, original issue discount	$ 0	$ 69,703
Notes payable, debt discount		$ 358,280
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	15,000,000	7,500,000
Common stock, shares issued	4,978,929	3,133,789
Common stock, shares outstanding	4,978,929	3,133,789